Credit Exposures by Assigned Grades (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Gross loan	$ 0	$ 0
Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	232,559	243,589
Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	174,265	189,002
Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	13,205	11,748
Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	45,072	42,822
Loans Independently Reviewed | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Gross loan	17	17
Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	244,356	204,695
Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	244,356	204,695
Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	0	0
Commercial | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	24,912	23,230
Commercial | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	20,604	20,136
Commercial | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	960	417
Commercial | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	3,331	2,660
Commercial | Loans Independently Reviewed | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Gross loan	17	17
Commercial | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	37,505	28,365
Commercial | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	37,505	28,365
Construction and development | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	6,266	7,080
Construction and development | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	1,456	1,914
Construction and development | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	2,578	1,635
Construction and development | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	2,232	3,531
Construction and development | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	11,951	7,502
Construction and development | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	11,951	7,502
Commercial real estate | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	190,194	201,936
Commercial real estate | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	146,439	158,723
Commercial real estate | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	7,418	9,021
Commercial real estate | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	36,337	34,192
Commercial real estate | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	95,754	71,850
Commercial real estate | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	95,754	71,850
Commercial real estate | Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	0	0
Consumer | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	119	164
Consumer | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	52	57
Consumer | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	37	57
Consumer | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	30	50
Consumer | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	8,242	9,660
Consumer | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	8,242	9,660
Consumer | Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	0	0
Residential real estate | Loans Independently Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	11,068	11,179
Residential real estate | Loans Independently Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	5,714	8,172
Residential real estate | Loans Independently Reviewed | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Gross loan	2,212	618
Residential real estate | Loans Independently Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	3,142	2,389
Residential real estate | Loans Internally Reviewed
Financing Receivable, Recorded Investment [Line Items]
Gross loan	90,904	87,318
Residential real estate | Loans Internally Reviewed | Pass
Financing Receivable, Recorded Investment [Line Items]
Gross loan	90,904	87,318
Residential real estate | Loans Internally Reviewed | Substandard
Financing Receivable, Recorded Investment [Line Items]
Gross loan	$ 0